Combined Prospectus - Combined Prospectus: 1	Dec. 04, 2025 shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 pershare
Amount of Securities Previously Registered	1,612,903
Form Type	S-1
File Number	333-289351
Initial Effective Date	Aug. 15, 2025
Combined Prospectus Note	Up to 1,272,436 shares of the Registrant's Common Stock, par value $0.001 per share issuable upon the exercise of warrants to purchase one share of Common Stock issued to the Selling Stockholders on July 18, 2025 are included in this combined prospectus. Such warrants contain full-ratchet anti-dilution adjustment provisions. When originally issued, such warrants were exercisable for 1,612,903 shares of the Registrant's Common Stock at an exercise price of $1.20 per share, which were registered on the Registrant's Registration Statement on Form S-1 (File No. 333-289351), which was declared effective on August 15, 2025 (the "August 2025 S-1"). As a result of subsequent issuances of securities by the Registrant, such warrants have been subsequently adjusted with the result that such warrants are exercisable for an additional 1,272,436 shares of Common Stock (for a current aggregate total of 2,885,339 shares) and have a current exercise price of $0.6708 per share. The prospectus, which forms a part of this new Registration Statement, also constitutes Post-Effective Amendment No. 1 to the August 2025 S-1. Accordingly, this Registration Statement contains a combined prospectus pursuant to Rule 429 under the Securities Act and relates to the resale from time to time by the Selling Stockholders of, among other securities, the additional 1,272,436 shares of Common Stock issuable upon the exercise of such warrants.